                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21593
                                    --------------------------------------------


                      KAYNE ANDERSON MLP INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1800 AVENUE OF THE STARS, SECOND FLOOR
                          LOS ANGELES, CALIFORNIA 90067
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                    (Address of principal executive offices)


                           David J. Shladovsky, Esq.
                             KA Fund Advisors, LLC
                     1800 Avenue of the Stars, Second Floor
                         Los Angeles, California 90067
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 310-284-6438
                                                    ------------

Date of fiscal year-end: November 30
                         -----------

Date of reporting period: July 1, 2007 - June 30, 2008
                          ----------------------------

Item 1 - Proxy Voting Record - Attached on behalf of Kayne Anderson MLP Investment Company


                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                                SYMBOL CUSIP      DATE        MATTER:                       (S)HRHLDR    CAST?  VOTED  MGMT
------                                ------ -----      -------     -------                       -----------  -----  -----  -------

Constellation Energy Partners LLC     CEP    21038E101  11/2/2007   ELECT:                             I       yes    for     for
                                                                    Richard Bachmann
                                                                    Richard Langdon
                                                                    John Seitz

                                                                    RATIFY:                            I       yes    for     for
                                                                    appointment of
                                                                    PricewaterhouseCoopers LLP
                                                                    as independent accountants

Constellation Energy Partners LLC     CEP    21038E101  10/12/2007  APPROVE:                           I       yes    for     for
                                                                    (a) change in terms of
                                                                    class F units to be
                                                                    convertible into one of
                                                                    their common units and (b)
                                                                    the issuance of additional
                                                                    common units upon such
                                                                    conversion

Genesis Energy, L.P.                  GEL    371927104  12/18/2007  AMEND:                             I       yes    for     for
                                                                    indenture regarding a direct
                                                                    registration system

                                                                    AMEND:
                                                                    indenture regarding asset
                                                                    sales I yes for for

                                                                    AMEND:                             I       yes    for     for
                                                                    indenture regarding
                                                                    electronic voting

                                                                    AMEND:                             I       yes    for     for
                                                                    indenture regarding
                                                                    investments

MarkWest Energy Partners, L.P.        MWE    570759100  2/21/2008   APPROVE:                           I       yes    for     for
                                                                    plan of redemption and
                                                                    merger by and among MarkWest
                                                                    & MarkWest Hydrocarbon

                                                                    APPROVE:                           I       yes    for     for
                                                                    issuance of common units of
                                                                    the partnership

                                                                    APPROVE:                           I       yes    for     for
                                                                    issuance of class A units in
                                                                    the partnership in exchange
                                                                    for the incentive
                                                                    distribution rights and the
                                                                    2% economic interest of the
                                                                    GP interest in the
                                                                    partnership owned by
                                                                    MarkWest Energy

                                                                    APPROVE:                           I       yes    for     for
                                                                    the adoption of the 3rd
                                                                    amended and restated
                                                                    agreement of Ltd.
                                                                    Partnership of MarkWest
                                                                    Energy

                                                                    APPROVE:                           I       yes    for     for
                                                                    adoption of the 08 l-t
                                                                    incentive plan of the
                                                                    partnership

                                                                    APPROVE:                           I       yes    for     for
                                                                    the adjournment or
                                                                    postponement of the special
                                                                    meeting of unit holders, if
                                                                    necessary, or appropriate to
                                                                    solicit more proxies in
                                                                    insufficient votes are
                                                                    rec'd.

MarkWest Hydrocarbon, Inc.            MWP    570762104  2/21/2008   APPROVE:                           I       yes    for     for
                                                                    certificate of amendment of
                                                                    the certificate of
                                                                    incorporation of MarkWest
                                                                    Hydrocarbon

                                                                    APPROVE:                           I       yes    for     for
                                                                    plan of adoption and merger
                                                                    by and among MarkWest Energy
                                                                    Partners and the Corp..
                                                                    Dated as of 9/5/07 as such
                                                                    agreement may be amended
                                                                    form time to time

                                                                    APPROVE:                           I       yes    for     for
                                                                    adjournment or postponement
                                                                    of the special meeting of
                                                                    stockholders if necessary

Dorchester Minerals, L.P.             DMLP   25820R105  5/13/2008   APPOINT:                           I       yes    for     for
                                                                    Buford Berry
                                                                    C.W. Russell
                                                                    Ronald Trout

Crosstex Energy, Inc.                 XTXI   22765Y104  5/7/2008    ELECT:                             I       yes    for     for
                                                                    Barry Davis
                                                                    Robert Murchison

                                                                    RATIFY:                            I       yes    for     for
                                                                    appointment of KPMG LLP
                                                                    as independent accountants

Magellan Midstream Partners, L.P.     MMP    559080106  5/23/2008   ELECT:                             I       yes    for     for
                                                                    James Montague
                                                                    Don Wellendorf

Legacy Reserves LP                    LGCY   524707304  5/19/2008   ELECT:                             I       yes    for     for
                                                                    Cary Brown
                                                                    Kyle McGraw
                                                                    Dale Brown
                                                                    G. Larry Lawrence
                                                                    William Sullivan
                                                                    William Granberry
                                                                    Kyle Vann

MarkWest Energy Partners, L.P.        MWE    570759100  6/4/2008    ELECT:                             I       yes    for     for
                                                                    John Fox
                                                                    Keith Bailey
                                                                    Michael Beatty
                                                                    Charles Dempster
                                                                    Donald Heppermann
                                                                    William Kellstrom
                                                                    Anne Fox Mounsey
                                                                    William Nicoletti
                                                                    Frank Semple
                                                                    Donald Wolf

                                                                    RATIFY:                            I       yes    for     for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as the
                                                                    partnership's independent
                                                                    public accountants

Copano Energy, L.L.C.                 CPNO   217202100  5/15/2008   ELECT:                             I       yes    for     for
                                                                    James Crump
                                                                    Ernie Denner
                                                                    John Eckel, Jr.
                                                                    Scott Griffiths
                                                                    Michael Johnson
                                                                    T. William Porter
                                                                    William Thacker

                                                                    RATIFY:                            I       yes    for     for
                                                                    appointment of
                                                                    Deloitte & Touche LLP
                                                                    as independent auditor

Atlas Energy Resources, LLC           ATN    049303100  6/13/2008   ELECT:                             I       yes    for     for
                                                                    Edward Cohen
                                                                    Jonathan Cohen
                                                                    Mathew Jones
                                                                    Richard Weber
                                                                    Walter Jones
                                                                    Ellen Warren
                                                                    Bruce Wolf

Magellan Midstream Partners, L.P.     MMP    559080106  5/23/2008   ELECT:                             I       yes    for     for
                                                                    James Montague
                                                                    Don Wellendorp

Enterprise Products Partners L.P.     EPD    293792107  1/29/2008   APPROVE:
                                                                    terms of the Enterprise
                                                                    Products 08 l-t incentive
                                                                    plan which provides for
                                                                    equity based awards to
                                                                    consultants and employees of
                                                                    EPCO                               I       yes    for     for

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson MLP Investment Company
(Registrant)

By: /s/  Kevin S. McCarthy
    ------------------------------------------
Kevin S. McCarthy
Chairman, President and Chief Executive Officer
(Signature and Title)
Date: August 22, 2008